Trade and Other Receivables (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)
Trade and Other Receivables (Details) [Line Items]
Bad debt provision (in Dollars)	$ 1,530,667
Finance charge in advance percentage	3.10%
Funding entity amount (in Dollars)	$ 65,000	$ 1,954,000
Credit facility	$ 3,137,255		$ 4,000,000
Bottom of range [member]
Trade and Other Receivables (Details) [Line Items]
	80.00%
Remaining sales, percentage	15.00%
Liability received, percentage	80.00%
Top of range [member]
Trade and Other Receivables (Details) [Line Items]
	85.00%
Remaining sales, percentage	20.00%
Liability received, percentage	85.00%